Fresh-Start Accounting - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 23,856			$ 33,905	$ 2,927			$ 32,049
Accounts receivable	65,757			54,720				59,511
Derivative instruments								243
Restricted cash	57			34,833	35,000			52,860
Other current assets	13,233			14,066				16,752
Total current assets	102,903			137,524				161,415
Noncurrent assets:
Oil and natural gas properties	1,419,589			1,342,453				1,243,600
Less accumulated depletion and amortization	(106,128)			(54,785)				0
Total oil and natural gas properties, net	1,313,461			1,287,668				1,243,600
Other property and equipment	116,149			104,879				108,803
Less accumulated depreciation	(11,244)			(5,356)				0
Total other property and equipment, net	104,905			99,523				108,803
Derivative instruments								57
Restricted cash				0				125
Other noncurrent assets	18,338			21,687				47,038
Total assets	1,539,607			1,546,402				1,561,038
Current liabilities:
Accounts payable and accrued expenses	117,801			97,877				116,512
Derivative instruments	26,409			49,949				5,355
Current portion of long-term debt, net				0				0
Other accrued liabilities								4,870
Total current liabilities	144,267			182,659				126,737
Derivative instruments	4,664			25,332				1,710
Long-term debt	391,512			379,000				400,000
Other noncurrent liabilities	15,617			3,704				154,064
Liabilities subject to compromise				0				0
Equity:
Additional paid-in-capital	915,028			545,345				543,494
Accumulated deficit	(5,734)			(21,068)
Successor preferred stock								335,000
Successor common stock	81			33				33
Total equity	889,110	$ 808,496	$ 861,112	859,310	$ 893,241	$ 902,023	$ 889,904	878,527
Total liabilities and equity	$ 1,539,607			$ 1,546,402				1,561,038
Fresh-Start Adjustments
Current assets:
Accounts receivable								(816)
Other current assets								3,873
Total current assets								3,057
Noncurrent assets:
Oil and natural gas properties								(3,787,898)
Less accumulated depletion and amortization								2,814,999
Total oil and natural gas properties, net								(972,899)
Other property and equipment								(15,576)
Less accumulated depreciation								22,107
Total other property and equipment, net								6,530
Other noncurrent assets								30,811
Total assets								(932,501)
Current liabilities:
Accounts payable and accrued expenses								3,818
Other accrued liabilities								1,295
Total current liabilities								5,113
Other noncurrent liabilities								(16,915)
Equity:
Total equity								(920,699)
Total liabilities and equity								(932,501)
Reorganization Adjustments
Current assets:
Cash and cash equivalents								4,642
Accounts receivable								(15,700)
Restricted cash								52,732
Other current assets								(5,558)
Total current assets								36,116
Noncurrent assets:
Restricted cash								(197,814)
Other noncurrent assets								151
Total assets								(161,547)
Current liabilities:
Accounts payable and accrued expenses								52,371
Current portion of long-term debt, net								(891,259)
Other accrued liabilities								(3,760)
Total current liabilities								(842,648)
Long-term debt								400,000
Liabilities subject to compromise								(1,000,336)
Equity:
Additional paid-in-capital								2,798,714
Accumulated deficit								375,159
Successor preferred stock								335,000
Total equity								1,281,437
Total liabilities and equity								(161,547)
Predecessor
Current assets:
Cash and cash equivalents								32,049	$ 30,483	$ 1,023
Accounts receivable									51,175
Restricted cash								125	128	$ 128
Other current assets									16,218
Total current assets									98,004
Noncurrent assets:
Oil and natural gas properties								5,031,498	5,026,810
Less accumulated depletion and amortization								(2,814,999)	(2,789,368)
Total oil and natural gas properties, net								2,216,499	2,237,442
Other property and equipment								124,379	123,460
Less accumulated depreciation								(22,107)	(20,759)
Total other property and equipment, net								102,273	102,701
Restricted cash									197,793
Other noncurrent assets									16,110
Total assets									2,652,050
Current liabilities:
Accounts payable and accrued expenses									68,998
Derivative instruments									8,896
Current portion of long-term debt, net									891,259
Total current liabilities									969,153
Derivative instruments									10,221
Long-term debt									0
Other noncurrent liabilities									30,409
Liabilities subject to compromise									1,000,553
Equity:
Additional paid-in-capital									2,798,713
Accumulated deficit									(2,295,750)
Total equity									502,963
Total liabilities and equity									$ 2,652,050
Predecessor | Fresh-Start Adjustments
Equity:
Accumulated deficit								1,905,766
Predecessor | Previously Reported
Current assets:
Cash and cash equivalents								27,407
Accounts receivable								76,027
Derivative instruments								243
Restricted cash								128
Other current assets								18,437
Total current assets								122,242
Noncurrent assets:
Oil and natural gas properties								5,031,498
Less accumulated depletion and amortization								(2,814,999)
Total oil and natural gas properties, net								2,216,499
Other property and equipment								124,379
Less accumulated depreciation								(22,107)
Total other property and equipment, net								102,273
Derivative instruments								57
Restricted cash								197,939
Other noncurrent assets								16,076
Total assets								2,655,086
Current liabilities:
Accounts payable and accrued expenses								60,323
Derivative instruments								5,355
Current portion of long-term debt, net								891,259
Other accrued liabilities								7,335
Total current liabilities								964,272
Derivative instruments								1,710
Long-term debt								0
Other noncurrent liabilities								170,979
Liabilities subject to compromise								1,000,336
Equity:
Additional paid-in-capital								2,798,714
Accumulated deficit								(2,280,925)
Total equity								517,789
Total liabilities and equity								2,655,086
Predecessor | Reorganization Adjustments
Equity:
Additional paid-in-capital								(2,798,714)
Accumulated deficit								375,159
Successor common stock								33
Successor | Fresh-Start Adjustments
Equity:
Additional paid-in-capital								(2,826,465)
Successor | Reorganization Adjustments
Equity:
Additional paid-in-capital								3,369,959
Successor preferred stock								335,000
Successor common stock								$ 33